Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangibles [Line Items]
Other intangibles acquired	$ 2,000,000
Amortization expense of intangible assets	$ 3,587,000	$ 3,593,000	$ 1,812,000